Green Bonds, Convertible and Non-convertible Promissory Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Green Bonds, Convertible and Non-convertible Promissory Notes [Abstract]
Schedule of Debt Balances	The following table reflects the total debt balances of the Company as September 30, 2023 and December 31, 2022. (in thousands):
	As of September 30	As of December 31
	2023	2022

	(in thousands)
Green bonds	159,291	149,481
Convertible debt, secured	11,483	9,609
Senior secured debt and promissory notes	40,521	33,500
Total debt	211,295	192,590
Less current maturities	(197,112)	(21,631)
Long term debt, net of current maturities	14,183	170,959

Current maturities	197,112	21,631
Less current debt discount	(2,194)	(4,335)
Current maturities net of debt discount	194,918	17,296

Long-term maturities	14,183	170,959
Less long-term debt discount	(2,707)	(197)
Long-term maturities net of debt discount	11,476	170,762
The following table reflects the total debt balances of the Company as December 31, 2022 and 2021:
	Year Ended December 31,
	2022	2021
	(in thousands)
Green bonds	$149,481	$147,238
Convertible debt, secured	9,609	10,193
Senior secured debt and promissory notes	33,500	20,261
Total debt	192,590	177,692
Less current maturities	(21,631)	(6,077)
Long term debt, net of current maturities	170,959	171,615
Less debt discount	(4,532)	(8,026)
Long term debt, net of debt discount	$166,427	$163,589

Schedule of Debt Maturities	Five-year debt maturities schedule
(in thousands)	2023 Sep 1 - Dec 31	2024	2025	2026	2027	Thereafter	Total
Gross Debt	$178,002	$22,482	$2,848	$890	$890	$6,183	$211,295
Total	$178,002	$22,482	$2,848	$890	$890	$6,183	$211,295
Five-year debt maturities schedule
(in thousands)	2023	2024	2025	2026	2027	Thereafter	Total
Gross Debt	$21,631	$161,688	$890	$890	$890	$6,601	$192,590
Total	$21,631	$161,688	$890	$890	$890	$6,601	$192,590